Fair value option - Assets and Liabilities (Details) - Investment Management funds - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets of consolidated investment management funds:
Trading assets	$ 229	$ 243
Other assets, fair value	16	220
Total assets	245	463
Liabilities of consolidated investment management funds:
Other liabilities	1	2
Total liabilities	$ 1	$ 2